Expenses - Schedule of Cost of Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cost of revenue consists of:
Broadcaster/subscription Fees			$ 15,765,593	$ 15,454,840	$ 12,715,217
Lease line/bandwidth charges			1,098,510	1,225,922	1,091,700
Carriage fees				1,658
Cable hardware & networking Exp.			35,261	78,157	28,129
Ham charges			199		3,156
Activation installation costs					37,217
Programming expenses				2,003	8,872
Cost of Sub-Contractors & Consultancy Service			60,546
Total	$ 11,385,615	$ 8,812,374	$ 16,960,109	$ 16,762,580	$ 13,884,291